Shareholders' Equity - Warrants activity (Details) - $ / shares		12 Months Ended
	Jun. 29, 2021	Sep. 30, 2021
Warrant activity
Expired (in shares)	(280,113)
Private Placement
Warrant activity
Beginning balance (in shares)		3,460,000
Exercised		(3,389,825)
Expired (in shares)		(70,000)
Beginning balance (in dollars per share)		$ 6.40
Exercised (in dollars per share)		6.40
Expired (in dollars per share)		6.40
Weighted average share price		$ 7.86